Document and Entity Information	Aug. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity Registrant Name	SpartanNash Company
Entity Central Index Key	0000877422
Entity Emerging Growth Company	false
Entity File Number	000-31127
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-0593940
Entity Address, Address Line One	850 76th Street, S.W.
Entity Address, Address Line Two	P.O. Box 8700
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49518-8700
City Area Code	616
Local Phone Number	878-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, no par value
Trading Symbol	SPTN
Name of each exchange on which registered	NASDAQ